UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           08/13/03
       ------------------------   ---------------------------  ---------
             [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                               -------------

Form 13F Information Table Entry Total:                56
                                               -------------

Form 13F Information Table Value Total:          $538,980
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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
                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ABERCROMBIE & FITCH CO            CL A           002896207    8,523     300,000(SH)      (SOLE)                    300,000(SOLE)
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ADOLOR CORP                       COM            00724X102    5,522     450,000(SH)      (SOLE)                    450,000(SOLE)
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ADVANCED AUTO PARTS INC           COM            00751Y106   30,450     500,000(SH)      (SOLE)                    500,000(SOLE)
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AETNA INC                         COM            008117103   12,040     200,000(SH)      (SOLE)                    200,000(SOLE)
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ALKERMES INC                      COM            01642T108    9,824     925,000(SH)      (SOLE)                    925,000(SOLE)
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ALLSCRIPTS HEALTHCARE SOLUTI      COM            01988P108    6,660   1,800,000(SH)      (SOLE)                  1,800,000(SOLE)
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AMGEN INC                         COM            031162100   11,869     180,000(SH)      (SOLE)                    180,000(SOLE)
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AMR CORP                          COM            001765106    8,800     800,000(SH)      (SOLE)                    800,000(SOLE)
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AOL TIME WARNER                   COM            00184A105      165       1,500(SH) CALL (SOLE)                      1,500(SOLE)
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APPLIED MICRO CIRCUITS CORP       COM            03822W109    2,718     450,000(SH)      (SOLE)                    450,000(SOLE)
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AT ROAD INC                       COM            04648K105    5,951     545,000(SH)      (SOLE)                    545,000(SOLE)
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BARD CR INC                       COM            067383109    8,914     125,000(SH)      (SOLE)                    125,000(SOLE)
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BOSTON SCIENTIFIC CORP            COM            101137107   18,330     300,000(SH)      (SOLE)                    300,000(SOLE)
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CACI INTERNATIONAL INC            CL A           127190304   13,720     400,000(SH)      (SOLE)                    400,000(SOLE)
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CALPINE CORP                      COM            131347106   17,490   2,650,000(SH)      (SOLE)                  2,650,000(SOLE)
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

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


CAREMARK RX INC                   COM            141705103   38,520   1,500,000(SH)      (SOLE)                  1,500,000(SOLE)
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CELGENE CORP                      COM            151020104    3,034     100,000(SH)      (SOLE)                    100,000(SOLE)
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CHESAPEAKE ENERGY CORP            COM            165159104    7,070     700,000(SH)      (SOLE)                    700,000(SOLE)
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CHINA TELECOM CORP LTD            SPONSORED ADR
                                    H SHS        169426103    8,828     750,000(SH)      (SOLE)                    750,000(SOLE)
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CIT GROUP                         COM            125581108       49       1,226(SH) CALL (SOLE)                      1,226(SOLE)
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COSTCO WHSL CORP NEW              COM            22160K105   12,810     350,000(SH)      (SOLE)                    350,000(SOLE)
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CROMPTON CORP                     COM            227116100    3,525     500,000(SH)      (SOLE)                    500,000(SOLE)
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DAVITA INC                        COM            23918K108    2,678     100,000(SH)      (SOLE)                    100,000(SOLE)
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DELL COMPUTER CORP                COM            247025109   12,736     400,000(SH)      (SOLE)                    400,000(SOLE)
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DRUGSTORE COM INC                 COM            262241102    3,416     585,500(SH)      (SOLE)                    585,500(SOLE)
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E-LOAN INC                        COM            26861P107    6,233   1,125,000(SH)      (SOLE)                  1,125,000(SOLE)
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ELAN PLC                          CALL           284131908      750       7,500(SH)      (SOLE)                      7,500(SOLE)
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ENPRO IND INC                     COM            29355X107    4,811     450,000(SH)      (SOLE)                    450,000(SOLE)
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HALLIBURTON CO                    COM            406216101   13,800     600,000(SH)      (SOLE)                    600,000(SOLE)
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LAIDLAW GLOBAL CORP               COM            507306108   12,648   1,700,000(SH)      (SOLE)                  1,700,000(SOLE)
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LEGATTO INC                       COM            524651106    7,157     850,000(SH)      (SOLE)                    850,000(SOLE)
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LSI LOGIC CORP                    COM            502161102    6,372     900,000(SH)      (SOLE)                    900,000(SOLE)
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MULTIMEDIA GAMES INC              COM            625453105   20,320     800,000(SH)      (SOLE)                    800,000(SOLE)
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NEOWARE SYSTEMS INC               COM            64065P102    3,452     225,000(SH)      (SOLE)                    225,000(SOLE)
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NEXTEL COMMUNICATIONS INC         CL A           65332V103    7,228     400,000(SH)      (SOLE)                    400,000(SOLE)
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

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


OM GROUP INC                      COM            670872100   48,609   3,300,000(SH)      (SOLE)                  3,300,000(SOLE)
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OMNICARE INC                      COM            681904108   13,516     400,000(SH)      (SOLE)                    400,000(SOLE)
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OWENS ILL INC                     COM            690768106   12,049     875,000(SH)      (SOLE)                    875,000(SOLE)
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OWENS ILL INC JUL 12.5            COM            690768106    5,508     400,000(SH) CALL (SOLE)                    400,000(SOLE)
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OWENS ILL INC JUL 15              COM            690768106    8,862     600,000(SH) CALL (SOLE)                    600,000(SOLE)
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PARKER DRILLING CO                COM            701081101    4,365   1,500,000(SH)      (SOLE)                  1,500,000(SOLE)
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PEC SOLUTIONS INC                 COM            705107100   20,717   1,290,000(SH)      (SOLE)                  1,290,000(SOLE)
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PFIZER INC                        COM            717081103   17,075     500,000(SH)      (SOLE)                    500,000(SOLE)
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REGAL ENTMT GROUP                 CL A           758866109    6,485     275,000(SH)      (SOLE)                    275,000(SOLE)
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RMH TELSERVICES, INC              COM            749938106        0     117,545(SH)      (SOLE)                    117,545(SOLE)
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STAPLES INC                       COM            855030102    6,423     350,000(SH)      (SOLE)                    350,000(SOLE)
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SYMBOL TECHNOLOGIES INC           COM            871508107    5,204     400,000(SH)      (SOLE)                    400,000(SOLE)
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THERASENSE INC                    COM            883381105    3,500     350,000(SH)      (SOLE)                    350,000(SOLE)
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TXU CORP                          COM            873168108   11,585     350,000(SH)      (SOLE)                    350,000(SOLE)
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USG CORP                          COM NEW        903293405   12,825     675,000(SH)      (SOLE)                    675,000(SOLE)
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USG CORP JULY 12.5                COM NEW        903293405      950      50,000(SH) CALL (SOLE)                     50,000(SOLE)
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VERISIGN INC                      COM            92343E102    4,827     350,000(SH)      (SOLE)                    350,000(SOLE)
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WILLIS GROUP HOLDINGS LTD         SHS            G96655108    8,456     275,000(SH)      (SOLE)                    275,000(SOLE)
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GRACE WR & CO DEL NEW             COM            38388F108    4,410   1,000,000(SH)      (SOLE)                  1,000,000(SOLE)
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XOMA LTD                          ORD            G9825R107    5,320   1,000,000(SH)      (SOLE)                  1,0200,000(SOLE)
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ZEBRA TECHNOLOGIES                CL A           989207105    1,881      25,000(SH)      (SOLE)                     25,000(SOLE)
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